FIXED INCOME PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

FIXED INCOME PORTFOLIOS

SUPPLEMENT DATED AUGUST 17, 2012 TO PROSPECTUS DATED APRIL 1, 2012

IMPORTANT INFORMATION REGARDING AN UPCOMING REORGANIZATION OF THE PORTFOLIOS AND CHANGE IN EXPENSES

On August 9, 2012, the Board of Trustees (the “Board”) of Northern Institutional Funds approved the reorganization of each of the Portfolios of Northern Institutional Funds listed in the table below (each an “Acquired Fund” and collectively the “Acquired Funds”) pursuant to a Plan of Reorganization, which contemplates the reorganization of each Acquired Fund into a corresponding existing series of Northern Funds as set forth below under the heading Acquiring Fund (each an “Acquiring Fund” and collectively the “Acquiring Funds,” together with the Acquired Funds, the “Funds”). Each reorganization is expected to take effect on or about the dates set forth in the table below. The reorganization does not require a shareholder vote.

Acquired Fund	Acquiring Fund	Reorganization will take effect on or about
NIF Bond Portfolio	NF Fixed Income Fund	October 26, 2012
NIF Intermediate Bond Portfolio	NF Fixed Income Fund	October 29, 2012
NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund	October 26,2012

The estimated pro forma total net annual fund operating expense ratio (after expense reimbursements) of the combined NF Fixed Income Fund after the reorganization, not taking into account any Acquired Fund Fees and Expenses, is expected to be nine basis points higher than the current total net annual fund operating expense ratio (after fee waivers and expense reimbursements) of each of the NIF Bond Portfolio and NIF Intermediate Bond Portfolio. The estimated pro forma total net annual fund operating expense ratio (after expense reimbursements) of the combined NF Short-Intermediate U.S. Government Fund after the reorganization, not taking into account any Acquired Fund Fees and Expenses, is expected to be four basis points higher than the current total net annual operating expense ratio (after fee waivers and expense reimbursements) of the NIF U.S. Government Securities Portfolio.

After considering the recommendation of Northern Trust Investments, Inc., each Fund’s investment adviser, the Board concluded that such reorganization would be in the best interests of each Portfolio and its shareholders and shareholders’ interests will not be diluted as a result of the reorganization. It is currently anticipated that the reorganization of each Portfolio should be effected on a tax-free basis for federal income tax purposes. More information about each Acquiring Fund and the definitive terms of the reorganization will be included in a prospectus/information statement that will be mailed to shareholders at a later date.

Effective September 28, 2012, the Bond Portfolio, Intermediate Bond Portfolio and U.S. Government Securities Portfolio are closed to new investment, other than the reinvestment of dividends. If a shareholder redeems shares within two days of the effective date of the reorganization, the payment of proceeds may be delayed for up to seven days.

*    *    *

On August 9, 2012, the Board of Trustees (the “Board”) of the Northern Institutional Funds reviewed and approved a Plan of Reorganization (the “Plan”) that provides for the tax-free reorganization (the “Reorganization”) of three series of Northern Institutional Funds, the Core Bond Portfolio, Short Bond Portfolio and U.S. Treasury Index Portfolio (each a “Fund” and together, the “Funds”), into newly created series of the Northern Funds, the Core Bond Fund, Short Bond Fund and U.S. Treasury Index Fund, respectively (each a “New Fund” and together, the “New Funds”). The reorganization is expected to be completed on or about November 16, 2012. The Board took this action because it believes that the New Funds will have better prospects for asset growth because they can be offered to a broader range of investors, including retail investors, and for other reasons as discussed below. You are not being asked to vote on or take any other action in connection with the Reorganization. This Supplement is being provided to you for your information only.

The New Funds will be managed by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), the investment adviser to the Funds. The New Funds will be managed in accordance with the same investment objectives, strategies and policies utilized by the Funds immediately prior to the Reorganization. The New Funds will be overseen by the Board of Trustees of the Northern Funds, which has the same Trustees as the Board. Upon completion of the Reorganization, holders of Class A shares of the Core Bond Portfolio, Short Bond Portfolio and U.S. Treasury Index Portfolio will become shareholders of the Core Bond Fund, Short Bond Fund and U.S. Treasury Index Fund, respectively, each of which only has a single class of shares.

Pursuant to the Plan, each Fund will transfer all of its assets to the corresponding New Fund in exchange for shares of the New Fund and the New Fund’s assumption of all of the liabilities of the Fund. Each Fund will then distribute these shares of the corresponding New Fund to the Fund’s shareholders in complete liquidation of the Fund. Immediately after the Reorganization, each shareholder who held shares in a Fund will hold shares in the corresponding

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

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PROSPECTUS SUPPLEMENT

New Fund with the same aggregate net asset value as the aggregate net asset value of the shares held by the shareholder in the Fund as of the closing date of the Reorganization. The Reorganization is designed to qualify as a tax-free reorganization, so Fund shareholders should not realize a federal tax gain or loss as a direct result of the Reorganization. Fund shareholders will not pay any costs related to the Reorganization. Until the date of the Reorganization, Fund shareholders may continue to open accounts and/or transact business in existing accounts, including purchases, exchanges, and redemptions.

COMPARISON OF FEES AND EXPENSES

Each New Fund’s contractual investment advisory fee rate payable to NTI after the Reorganization will be same as the contractual rate payable from each Fund to NTI before the Reorganization except that the fee rate payable to NTI by the Core Bond Fund and Short Bond Fund after the Reorganization will have break points that will result in lower contractual advisory fee rates as assets grow in each of these New Funds. The investment advisory agreements between NTI and the Funds, and between NTI and the New Funds, respectively, are substantially identical with respect to the advisory services to be provided under the agreements. The Funds’ transfer agent, administrator, distributor and custodian will also serve as the New Funds’ transfer agent, administrator, distributor and custodian. The contractual administration fee rate and contractual transfer agency fee rate payable by the New Funds is higher than the contractual administration fee rate and contractual transfer agency fee rate payable by the Funds. NTI has contractually agreed to reimburse certain expenses of the New Funds until November 30, 2013. As a result, the total net annual fund operating expense ratio (after expense reimbursements) of the Core Bond Fund and Short Bond Fund will be four basis points higher than the current total net annual fund operating expense ratio (after fee waivers and reimbursement of expenses) of the Core Bond Portfolio and Short Bond Portfolio, respectively, and the total net annual fund operating expense ratio (after expense reimbursements) of the U.S. Treasury Index Fund will be 11 basis points lower than the current total net annual fund operating expense ratio (after fee waivers and reimbursement of expenses) of the U.S. Treasury Index Portfolio.

While Class A shares of the Funds are not subject to shareholder servicing fees, the New Funds may pay certain servicing fees to financial intermediaries, including affiliates of NTI, that perform support services for their customers who own shares of the New Funds. These intermediaries may receive fees from the New Funds at annual rates of up to 0.25% of the average daily net assets of the shares held by their customers. Because these fees are paid out of the New Funds’ assets on an ongoing basis, they may increase the cost of an investment in the New Funds.

The following table discloses the fees and expenses that you may pay if you buy and hold shares of the Funds compared to shares of the New Funds, and shows the projected (“pro forma”) estimated fees and expenses of the New Funds. As shown by the table, there are no transaction charges when you buy or sell shares of any of the Funds or the New Funds, nor will there be any such charges immediately following the Reorganization. THERE WILL NOT BE ANY FEE IMPOSED ON SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

Expenses shown for the Funds and the New Funds were determined based on the Funds’ net assets as of November 30, 2011, the fiscal year end of the Funds. Fees and expenses shown for the New Funds were projected for the New Funds on a pro forma basis after giving effect to the Reorganization, assuming consummation of the Reorganization at November 30, 2011.

Fees and Expenses of the Funds and New Funds

Core Bond

	Fund Core Bond Portfolio		New Fund (pro forma) Core Bond Fund
Shareholder Fees (fees paid directly from your investment)	None		None
Management Fees	0.40%		0.40%
Other Expenses	0.22%		0.42%
Administration Fees	0.10%		0.15%
Transfer Agency Fees	0.01%		0.10%
Other Operating Expenses(1)	0.11%		0.17%
Acquired Fund Fees and Expenses	0.01%		0.01%
Total Annual Fund Operating Expenses	0.63%		0.83%
Fee Waiver and/or Expense Reimbursement	(0.26	)%(2)	(0.42	)%(3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.37%		0.41%

(1)	“Other Operating Expenses” are based upon expenses incurred by the Fund during the last fiscal year, and have been restated for the New Fund to reflect certain estimated expenses of the New Fund.

(2)

NTI contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Fund were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013.

(3)

NTI has contractually agreed to reimburse certain expenses of the New Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third party consultants engaged by the Board of Trustees of the Fund; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” exceed 0.40%. This contractual limitation may not be terminated before November 30, 2013 without the approval of the Fund’s Board of Trustees.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

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EXAMPLE

The following Example is intended to help you compare and contrast the cost of investing in (i) the Fund as it currently exists and (ii) the New Fund after the Reorganization. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Fund — Core Bond Portfolio	$38	$176	$325	$762
New Fund (pro forma) — Core Bond Fund	$42	$223	$419	$986

Short Bond

	Fund Short Bond Portfolio		New Fund (pro forma) Short Bond Fund
Shareholder Fees (fees paid directly from your investment)	None		None
Management Fees	0.40%		0.40%
Other Expenses	0.17%		0.35%
Administration Fees	0.10%		0.15%
Transfer Agency Fees	0.01%		0.10%
Other Operating Expenses(1)	0.06%		0.10%
Total Annual Fund Operating Expenses	0.57%		0.75%
Fee Waiver and/or Expense Reimbursement	(0.21	)%(2)	(0.35	)%(3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.36%		0.40%

(1)	“Other Operating Expenses” are based upon expenses incurred by the Fund during the last fiscal year, and have been restated for the New Fund to reflect certain estimated expenses of the New Fund.

(2)

NTI contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Fund were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013.

(3)

NTI has contractually agreed to reimburse certain expenses of the New Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third party consultants engaged by the Board of Trustees of the Fund; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” exceed 0.40%. This contractual limitation may not be terminated before November 30, 2013 without the approval of the Fund’s Board of Trustees.

EXAMPLE

The following Example is intended to help you compare and contrast the cost of investing in (i) the Fund as it currently exists and (ii) the New Fund after the Reorganization. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Fund — Short Bond Portfolio	$37	$161	$297	$694
New Fund (pro forma) — Short Bond Fund	$41	$205	$382	$898

U.S. Treasury Index

	Fund U.S. Treasury Index Portfolio		New Fund (pro forma) U.S. Treasury Index Fund
Shareholder Fees (fees paid directly from your investment)	None		None
Management Fees	0.30%		0.30%
Other Expenses	0.18%		0.36%
Administration Fees	0.10%		0.15%
Transfer Agency Fees	0.01%		0.10%
Other Operating Expenses(1)	0.07%		0.11%
Total Annual Fund Operating Expenses	0.48%		0.66%
Fee Waiver and/or Expense Reimbursement	(0.22	)%(2)	(0.51	)%(3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.26%		0.15%

(1)	“Other Operating Expenses” are based upon expenses incurred by the Fund during the last fiscal year, and have been restated for the New Fund to reflect certain estimated expenses of the New Fund.

(2)

NTI contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Fund were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013.

(3)

NTI has contractually agreed to reimburse certain expenses of the New Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third party consultants engaged by the Board of Trustees of the Fund; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” exceed 0.15%. This contractual limitation may not be terminated before November 30, 2013 without the approval of the Fund’s Board of Trustees.

EXAMPLE

The following Example is intended to help you compare and contrast the cost of investing in (i) the Fund as it currently exists and (ii) the New Fund after the Reorganization. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

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PROSPECTUS SUPPLEMENT

Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Fund — U.S. Treasury Index Portfolio	$27	$132	$247	$582
New Fund (pro forma) — U.S. Treasury Index Fund	$15	$160	$317	$774

BOARD APPROVAL AND RECOMMENDATION OF THE REORGANIZATION

At a Board Meeting held on August 9, 2012, the Board considered the Plan, which provides for the reorganization of the Funds with and into the New Funds. The Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Northern Institutional Funds, determined that the Reorganization is in the best interests of the Funds, and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization, and unanimously approved the Plan. The Board’s determination and approval were based on a number of factors, including:

•

Each Fund has a small asset base, and as an institutional fund was unlikely to achieve the scale necessary to attain commercial viability in the foreseeable future. The Funds would likely be liquidated if they were not merged into the New Funds. If a Fund was liquidated, the transaction would be a taxable event for the Fund’s shareholders.

•

Shareholders of a Fund who do not want to become shareholders of its corresponding New Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could exchange their shares in the Fund for shares in another fund of Northern Institutional Funds or redeem their shares in the Fund prior to the Reorganization.

•

The Core Bond Portfolio and the Short Bond Portfolio will merge into New Funds that will have higher estimated total net annual operating expenses (after expense reimbursements) of four basis points due in part to higher administration and transfer agency fees on the New Funds. The Board considered the potential benefits of the Reorganization, including relatively greater prospects for asset growth, break points on the advisory fees for the Core Bond Fund and Short Bond Fund that could potentially result in lower contractual advisory fees at higher asset levels than the Core Bond Portfolio and Short Bond Portfolio currently have and lower expense ratios over time.

•

The U.S. Treasury Index Portfolio will merge into the new U.S. Treasury Index Fund, which will have lower estimated total net annual operating expenses (after expense reimbursements) of eleven basis points.

•

Each Fund and its corresponding New Fund will have identical investment objectives and principal investment strategies. The same portfolio management personnel that currently manage each of the Funds will also manage the corresponding New Funds.

•	The New Funds have a lower initial investment minimum of $2,500 that may attract a broader group of prospective shareholders and lead to more effective distribution of the New Funds.

•	The Funds’ shareholders will have access to additional shareholder services in the New Funds that they currently do not have as shareholders of the Funds.

•

While Class A shares of the Funds are not subject to shareholder servicing fees, the New Funds may pay certain servicing fees to financial intermediaries, including affiliates of NTI, that perform support services for their customers who own shares of the New Funds.

•	For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders.

•	Shareholders of each Fund will receive shares of the corresponding New Fund having an aggregate net asset value equal to that of their Fund shares and will not bear any costs of the Reorganization.

•	No sales or other charges will be imposed in connection with the Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

The transfer of all of the assets and liabilities of the Funds to the New Funds in exchange for the issuance of New Fund shares, followed by the distribution in liquidation by the Funds of the New Fund shares pursuant to the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, Northern Institutional Funds and Northern Funds (collectively, the “Trusts”) will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Trusts, and the Funds and the New Funds, to the

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

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effect that on the basis of the existing provisions of the Code, Treasury Regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations with respect to the Reorganization, for federal income tax purposes:

•

The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and each of the Funds and the New Funds will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

•

No gain or loss will be recognized by a Fund upon (i) the transfer of its assets to a New Fund in exchange for the issuance of New Fund shares to the Fund and the assumption by the New Fund of the Fund’s liabilities, if any, and (ii) the distribution by the Fund of the New Fund shares to the Fund shareholders;

•

No gain or loss will be recognized by a New Fund upon its receipt of a Fund’s assets in exchange for the issuance of the New Fund shares to the Fund and the assumption by the New Fund of the liabilities, if any, of the Fund;

•	The tax basis of the assets acquired by a New Fund from a Fund will be, in each instance, the same as the tax basis of those assets in the Fund’s hands immediately before the transfer;

•	The tax holding period of the assets of a Fund in the hands of a New Fund will, in each instance, include the Fund’s tax holding period for those assets;

•	A Fund’s shareholders will not recognize gain or loss upon the exchange of their Fund shares for New Fund shares as part of the Reorganization;

•	The aggregate tax basis of a New Fund’s shares received by each shareholder of a Fund will equal the aggregate tax basis of the Fund shares surrendered by that shareholder in the Reorganization; and

•

The tax holding period of New Fund shares received by Fund shareholders will include, for each Fund shareholder, the tax holding period for the Fund shares surrendered in exchange therefore, provided that those Fund shares were held as capital assets on the date of the exchange.

Shares held for the purpose of investment are generally considered to be capital assets.

The Trusts have not sought, and will not seek, a tax ruling from the Internal Revenue Service (“IRS”) on the tax treatment of the Reorganization. The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.

Recently promulgated Internal Revenue Service Regulations require that the New Funds provide to the Internal Revenue Service and the Funds’ shareholders information regarding the effect of the Reorganization on the Fund shareholders’ tax basis for the shares issued in the Reorganization. A New Fund can satisfy this obligation by posting a completed IRS Form 8937 on its website for 10 years. Each New Fund intends to post the required IRS Form 8937 on its website for at least 10 years.

Shareholders should consult their own tax professionals concerning any potential tax consequences of the Reorganization that may result from their particular circumstances, including the tax treatment of the Reorganization under the tax laws of any foreign country, state or locality where a shareholder may reside.

Please retain this Supplement with your Prospectus for future reference. Please contact Northern Institutional Funds at 800-637-1380 or northern-funds@ntrs.com if you have any questions.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional	NIF SPT FIX (8/12)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS